BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LOANS AND BORROWINGS
Accounts receivable	¥ 2,467,358	¥ 3,021,956
Other current assets	412,546	361,249
Property and equipment, net	38,053,824	40,204,133
Prepaid land use rights, net	16,119	21,774
Operating lease ROU assets	4,831,624	5,193,408
Other non-current assets	648,043	674,936
Total assets	¥ 79,998,498	¥ 73,648,628
Weighted average interest rates of long-term borrowings	3.90%	4.12%
Asset pledged as security | Long-term borrowings
LOANS AND BORROWINGS
Accounts receivable	¥ 1,285,163	¥ 2,383,419
Other current assets	80,687	87,225
Property and equipment, net	7,859,451	8,310,725
Prepaid land use rights, net	7,215	16,791
Operating lease ROU assets	3,470,272	3,639,061
Other non-current assets	11,423	19,052
Total assets	¥ 12,714,211	¥ 14,456,273